Subsequent Events	12 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after September 30, 2022 up through the date of the issuance of consolidated financial statements on February 15, 2023 and concluded that no other material subsequent events except for the disclosed above.